ACQUISITIONS (Tables)	9 Months Ended
Sep. 30, 2025
ACQUISITIONS
Schedule of provisional purchase price allocation

	ATS	SESB	CER
Date of Acquisition(s)	April 28, 2025	April 28, 2025	April 25, 2025
Cash	$—	—	559,115
Accounts receivable	143,886	6,171	1,343,414
Prepaid expenses and other current assets	143,858	—	428,776
Property and equipment, net	86,670	—	2,720,468
Right-of-use asset – operating lease	113,231	—	—
Customer relationships	200,000	140,000	—
Trademark	160,000	82,000	—
Total assets acquired	847,645	228,171	5,051,773
Accounts payable	240,014	—	158,176
Accrued expenses and other current liabilities	138,508	8,118	1,119,487
Debt, net of debt discount	164,772	47,892	1,003,851
Contract liabilities	18,400	—	—
Operating lease liabilities	116,798	—	—
Deferred tax liability	—	—	54,234
Debt, net of current portion	183,155	—	—
Total liabilities assumed	861,647	56,010	2,335,748
Net assets acquired	$(14,002)	172,161	2,716,025

Goodwill	$2,612,975	817,705	—
Non-controlling interest	$—	—	228,520